Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Schedule of Comprehensive Income (Loss)
The accumulated balances for cash flow hedges in accumulated other comprehensive income/(loss) are as follows:

Cash flow hedges
Balance as of December 31, 2021	$(32,226)
Other comprehensive loss before reclassifications	32,226

Balances as of January 01, 2022	$—

Balances as of March 31, 2022	—
Balance as of December 31, 2020	$45,438
Other comprehensive loss before reclassifications	(51,106)

Balances as of March 31, 2021	$(5,668)